UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2012

EXPLANATORY NOTE - The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2012, originally filed with the Securities and Exchange Commission on December 2, 2012 (Accession Number 0001398344-12-003769), to correct the Level 1, Level 2 and Level 3 table on Note 7 of Notes to Financial Statements on page 14 of the Annual report to shareholders in Item 1 of the Form N-CSR.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
(Ticker Symbol: IRONX)

ANNUAL REPORT
September 30, 2012

www.IroncladFunds.com

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Supplemental Information	17
Expense Example	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

Total Returns as of September 30, 2012
	S&P 500 Index	CBOE S&P 500 PutWrite Index	Ironclad Managed Risk Fund
1-Year	30.20%	26.25%	15.05%
1-Year Standard Deviation	13.49%	9.59%	3.90%
Annualized Since Inception	13.38%	10.42%	10.77%
Annualized Standard Deviation	13.71%	10.54%	4.64%

Inception date for the Fund is 10/14/2010 and total annual operating expenses of the Fund are 1.25%.

The performance data quoted here represents past performance.  Past performance is no guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end please call (888) 979-IRON (4766).

A redemption fee of 2.00% will be imposed on redemptions or exchanges of shares you have owned for 30 days or less.  Please see the Prospectus for more information.

The CBOE S&P 500 PutWrite Index is a benchmark index measuring the performance of fully collateralized sales of one-month put options on the S&P 500 Index against a portfolio of Treasury Bills.  The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general.  These indices are unmanaged, not available for investment and do not reflect expenses, fees or sales charge, which would lower performance.

Standard Deviation is a common measure of the volatility of investment returns.

Upside/Downside Capture Ratio measures performance in up/down markets relative to a benchmark.

Equity markets fluctuate based on price movements.  Foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments and changes in the regulatory environment of foreign countries.  Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.

The value of the Fund’s positions in options will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets.  The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price.  The trading of options is a highly specialized activity that entails greater than ordinary investment risks.

Fixed-income securities respond to economic developments, particularly interest rate changes and the creditworthiness of individual issuers.  Changes in interest rates may cause the value of a security to fluctuate, with lower rated securities more volatile than higher rated securities.  Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

To Our Fellow Shareholders:

Overview
The equity rollercoaster continued in 2012 as an improvement in investor sentiment drove equity markets to a peak in April before succumbing to anxieties over Europe in June.  Central banks around the world then embarked on accommodative monetary policies driving equity markets to their highest levels of the year in September.  As we enter the fourth quarter, the equity markets will be focused on the fiscal cliff, the outlook for growth in China and the ongoing crisis in Europe.

Performance
IRONX began its fiscal year during a turbulent period in which the S&P 500 declined by -18.64% from April 30, 2011 to October 3, 2011.  Over the same period, the CBOE S&P 500 PutWrite Index declined by -13.68% and IRONX declined by -4.49%.  IRONX ended its fiscal year on September 30, 2012 with a gain of 15.05%.  Over the same period, the CBOE S&P 500 PutWrite Index increased by 26.25% and the S&P 500 increased by 30.20%.  By mitigating a large portion of the market’s decline, IRONX created a positively skewed upside/downside capture ratio.

One cannot view returns in isolation, as the amount of risk that accompanies those returns must also be considered.  IRONX had an annualized standard deviation of 3.90% during its fiscal year, which compares favorably to the CBOE S&P 500 PutWrite Index’s annualized standard deviation of 9.59% and the S&P 500’s annualized standard deviation of 13.49% for the same period.  IRONX’s reduced risk is best illustrated by looking at the frequency of significant declines over the past year:

10/1/11 - 9/30/12	S&P 500 Index	CBOE S&P 500 PutWrite Index	Ironclad Managed Risk Fund
Days Losing > -1%	31	8	3
Days Losing > -2%	9	1	0
Average Loss When S&P 500 Loses > -1%	-1.73%	-0.86%	-0.52%

The S&P 500 declined by -9.57% from April 2, 2012 to June 4, 2012.  Over the same period, the CBOE S&P 500 PutWrite Index declined by -4.65% and IRONX declined by -1.46%.  Since inception, IRONX has increased cumulatively by 22.21%, while the CBOE S&P 500 PutWrite Index increased by 21.46% and the S&P 500 increased by 27.94%.

Outlook
While we have no stated bias on the direction of the equity markets, we will continue to target a reduction in the volatility of the portfolio in an effort to maximize the benefits of compounding math for our shareholders through a positively skewed upside/downside capture ratio.

Sincerely,

Rudy Aguilera
Portfolio Manager

Ironclad Managed Risk Fund
FUND PERFORMANCE AND SUMMARY at September 30, 2012

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the CBOE S&P 500 PutWrite Index and the S&P 500 Index.  Results include the reinvestment of all dividends and capital gains.

The CBOE S&P 500 PutWrite Index is a benchmark index measuring the performance of fully collateralized sales of one-month put options on the S&P 500 Index against a portfolio of Treasury Bills.  The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general.  These indices are unmanaged, not available for investment and do not reflect expenses, fees or sales charge, which would lower performance.

Total Returns as of September 30, 2012
			Since Inception*
	3 Months	1 Year	(Annualized)
Ironclad Managed Risk Fund	2.93%	15.05%	10.77%
CBOE S&P 500 PutWrite Index	3.29%	26.25%	10.42%
S&P 500 Index	6.35%	30.20%	13.38%

* Inception date 10/14/10.

The performance data quoted here represents past performance.  Past performance is no guarantee of future results.  Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.  To obtain peformance information current to the most recent month-end, please call (888) 979-IRON.

Returns reflect the reinvestment of distributions made by the Fund and do not reflect the deduction of taxes a shareholder would pay on the Fund distributions or the redemption of Fund shares.

Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Gross and net expense ratio for the Fund is 1.25%, which are the amounts stated in the current prospectus as of the date of this report.  The Advisor is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 87.6%
	United States Treasury Bill
$50,000,000	0.000%, 10/25/2012	$49,996,833
128,212,993	UMB Money Market Fiduciary, 0.01%1	128,212,993

	TOTAL SHORT-TERM INVESTMENTS (Cost $178,209,826)	178,209,826

	TOTAL INVESTMENTS – 87.6% (Cost $178,209,826)	178,209,826
	Other Assets in Excess of Liabilities – 12.4%	25,135,167

	TOTAL NET ASSETS –100.0%	$203,344,993

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
SUMMARY OF INVESTMENTS
As of September 30, 2012

Security Type	Percent of Total Net Assets
U.S. Treasury Bills	24.6%
Money Market	63.0%
Total Investments	87.6%
Other Assets in Excess of Liabilities	12.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2012

Assets:
Investments, at value (cost $178,209,826)	$178,209,826
Segregated cash with broker	25,221,909
Receivables:
Investment securities sold	20,100
Fund shares sold	94,993
Interest	999
Total assets	203,547,827

Liabilities:
Payables:
Fund shares redeemed	348
Due to Advisor	202,486
Total liabilities	202,834

Net Assets	$203,344,993

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$186,645,348
Accumulated net realized gain on investments and options	16,699,645
Net Assets	$203,344,993

Shares of beneficial interest issued and outstanding	17,540,872
Net asset value per share	$11.59

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2012

Investment Income:
Interest	$35,420
Total investment income	35,420

Expenses:
Advisory fee	1,776,948
Interest expense	359
Total expenses	1,777,307
Net investment loss	(1,741,887)

Realized and Unrealized Gain (Loss) from Investments and Options:
Net realized gain on:
Purchased options contracts	10,870,828
Written options contracts	9,700,802
Net realized gain	20,571,630
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	(1,489,205)
Written options contracts	1,566,459
Net change in unrealized appreciation/depreciation	77,254
Net realized and unrealized gain on investments and options	20,648,884

Net Increase in Net Assets from Operations	$18,906,997

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2012	For the Period October 14, 2010* to September 30, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,741,887)	$(840,979)
Net realized gain on investments and options contracts	20,571,630	3,602,716
Net change in unrealized appreciation/depreciation on
investments and options contracts	77,254	(77,254)
Net increase in net assets resulting from operations	18,906,997	2,684,483

Distributions to Shareholders:
From net realized gains	(4,454,433)	(437,402)
Total distributions to shareholders	(4,454,433)	(437,402)

Capital Transactions:
Net proceeds from shares sold	118,224,458	105,369,168
Reinvestment of distributions	4,440,284	437,402
Cost of shares redeemed1	(34,431,208)	(7,394,756)
Net increase in net assets from capital transactions	88,233,534	98,411,814

Total increase in net assets	102,686,098	100,658,895

Net Assets:
Beginning of period	100,658,895	-
End of period	$203,344,993	$100,658,895

Accumulated net investment loss	$-	$-

Capital Share Transactions:
Shares sold	10,676,230	10,221,181
Shares reinvested	418,895	42,261
Shares redeemed	(3,123,072)	(694,623)
Net increase from capital share transactions	7,972,053	9,568,819

* Commencement of operations.
1 Net of redemption fee proceeds of $7,162, and $3,340, respectively.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period

			For the Period
	For the Year Ended		October 14, 2010* to
	September 30, 2012		September 30, 2011
Net asset value, beginning of period	$10.52		$10.00
Income from Investment Operations:
Net investment loss1	(0.14)		(0.12)
Net realized and unrealized gain on investments	1.68		0.74
Total from investment operations	1.54		0.62

Less Distributions:
From net realized gain	(0.47)		(0.10)
Total distributions	(0.47)		(0.10)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$11.59		$10.52

Total return	15.05%		6.23%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$203,345		$100,659

Ratio of expenses to average net assets5	1.25%		1.26%	4
Ratio of net investment loss to average net assets6	(1.23)%		(1.20)%	4
Portfolio turnover rate	-%		-%	3

*	Commencement of operations.
1	Based on average daily shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	Includes interest expense. If these expenses were excluded, the ratio of expenses to average net assets would have been 1.25% and 1.25%, respectively.
6	Includes interest expense. If these expenses were excluded, the ratio of net investment loss to average net assets would have been (1.23)% and (1.19)%, respectively.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2012

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012

Under normal circumstances, the Fund’s primary strategy consists of selling covered put options on equity indexes and exchange traded funds (“ETFs”).  The sale of covered put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected.  The Fund retains the income collected during market advances.  The Fund’s investment advisor seeks to manage the risk of the equity exposure in the portfolio by generating income that reduces the impact of market declines. For temporary defensive purposes or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.  When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Transactions in option contracts written for the year ended September 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2011	1,200	$2,144,541
Options written	71,441	34,908,247
Options terminated in closing purchasing transactions	(21,020)	(11,433,936)
Options expired	(51,621)	(25,618,852)
Options exercised	-	-
Outstanding at September 30, 2012	-	$-

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012

percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Money Market Investments
The Ironclad Managed Risk Fund invests a significant amount (63.1% as of September 30, 2012) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets, and is subject to the risk of the financial condition of UMB Bank.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012

Note 4 – Federal Income Taxes
At September 30, 2012, gross unrealized appreciation and depreciation of investments and options written based on cost for federal income tax purposes were as follows:

Cost of investments	$178,209,826

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$5,827,493
Undistributed long-term capital gains	10,872,152

Tax accumulated earnings	16,699,645
Accumulated capital and other losses	-
Unrealized depreciation	-

Total accumulated earnings	$16,699,645

The tax character of the distributions paid during the fiscal year ended September 30, 2012 was as follows:

Distributions paid from:	September 30, 2012	September 30, 2011

Ordinary Income	$1,775,675	$138,741
Net long term capital gains	2,678,758	298,661

Total distributions paid	$4,454,433	$437,402

The Fund designates $2,678,758 as long-term capital gains distributions for the fiscal year ended September 30, 2012.

Note 5 – Investment Transactions
The Fund’s primary strategy consists of selling covered put options on exchange traded funds (“ETFs”) and equity indexes.  The Fund did not have any purchases or sales of investments with maturities of one year or more during the year ended September 30, 2012.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012

would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Short-Term Investments
Money Market	$128,212,993	$-	$-	$128,212,993
U.S. Treasury Bill	-	49,996,833	-	49,996,833
Total Investments	$128,212,993	$49,996,833	$-	$178,209,826

*The Fund did not hold any Level 3 securities at period end.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012

There were no transfers between Levels at period end.

Note 8 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the year ended September 30, 2012.

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$10,870,828	$9,700,802
Total	$10,870,828	$9,700,802

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,489,205)	$1,566,459
Total	$(1,489,205)	$1,566,459

Note 9 – Recently Issued Accounting Pronouncements
In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Ironclad Managed Risk Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 14, 2010 to September 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ironclad Managed Risk Fund as of September 30, 2012, and the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period October 14, 2010 to September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 28, 2012

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

The Fund designates $2,678,758 as long-term capital gains distributions for the fiscal year ended September 30, 2012.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 979-4766 (IRON).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	51	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	51	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	51	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	51	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	51	Advisors Series Trust (1997 to 2007)

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Oficers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 14-15, 2012, and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments, LLC (the “Investment Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with the returns of the S&P 500 and the returns of a select group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Moderate Allocation Universe for the one-year period ended June 30, 2012.  With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated the annualized total returns of the Fund for the one-year period were the best in its Peer Group and exceeded the Peer Group and Universe medians, as well as the S&P 500 Index.  The Board noted that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and the total expenses paid by the Fund (net of fee waivers) were higher than the Fund’s Peer Group and Universe medians, but in neither case were the highest in the Peer Group.  The Trustees noted, however, that the comparison of advisory fees was not a fair one since the Fund pays a unitary fee to the Investment Advisor, from which the Investment Advisor pays the Fund’s operating expenses. The Trustees noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund and determined that the profit level was reasonable.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Ironclad Managed Risk Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/12 to 9/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/12	9/30/12	4/1/12 – 9/30/12
Actual Performance	$1,000.00	$1,054.60	$6.43
Hypothetical (5% annual return before expenses)	1,000.00	1,018.74	6.31

* Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 183/366 (to reflect six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Ironclad Investments LLC
37 North Orange Avenue, Suite 500
Orlando, Florida 32801

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1(888)979-4766(IRON) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1(888)979-4766(IRON) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1(888)979-4766(IRON).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Ironclad Funds
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1(888)979-4766(IRON)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2012	FYE 9/30/2011
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2012	FYE 9/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 9/30/2011	FYE 9/30/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/14/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/14/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/14/13